ABERDEEN FUNDS

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Institutional Fund

Supplement to the Aberdeen Funds Prospectus and Statement of Additional Information dated February 28, 2011, as supplemented to date.

The following information supplements the information in the Aberdeen Funds Prospectus and Statement of Additional Information. This information is important and relates to a transaction affecting your Fund. You should read it carefully.

On December 6, 2011, the Board of Trustees (the “Board”) of Aberdeen Funds (the “Trust”) approved the reorganization (the “Reorganization”) of the Aberdeen Emerging Markets Fund (the “Emerging Markets Fund” or the “Acquired Fund”), a series of the Trust, into the Aberdeen Emerging Markets Institutional Fund (the “Emerging Markets Institutional Fund” or the “Acquiring Fund,” and together with the Emerging Markets Fund, the “Funds”), also a series of the Trust.  Pursuant to the Reorganization, all of the assets of the Acquired Fund will be transferred to the Acquiring Fund in exchange solely for the assumption of the Acquired Fund’s liabilities by the Acquiring Fund and Class A, Class C and Class R shares of the Acquiring Fund.  Those shares will be distributed by the Acquired Fund to the holders of its shares in complete liquidation thereof.  In the Reorganization, you will receive shares of the Acquiring Fund of the same class as the shares you own of the Acquired Fund.  The expense ratio of each of the Institutional Class and Institutional Service Class of the Acquiring Fund is expected to slightly increase by 0.01% following the Reorganization.  The Reorganization does not require approval by shareholders of either Fund.  Following the closing of the Reorganization, the name of the Emerging Markets Institutional Fund will be changed to delete the word “Institutional”.

The Board, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), considered the proposed Reorganization and determined, with respect to each Fund, that it (1) is in the best interest of the Fund and (2) will not result in dilution of the interests of shareholders of the Fund.  In its review of the Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were also assisted by independent legal counsel. The Board considered information provided by the Trust’s management and reviewed various factors about the Funds and the Reorganization, including: (1) that the Acquired Fund’s investment objective, strategies, and risks would not change, (2) that the Acquired Fund’s shareholders would be subject to a lower management fee and lower gross and net expense ratios as a result of the Reorganization, (3) the comparable historical performance of the Funds, (4) the fact that the Funds are managed by the same portfolio management teams, (5) the potential for the Funds to realize economies of scale, (6) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests, (7) the fact that Aberdeen Asset Management Inc. (“AAMI”), each Fund’s investment adviser, will bear the expenses incurred by the Funds in connection with the Reorganization, (8) any indirect costs to be incurred by the Funds as a result of the Reorganization, (9) any direct or indirect benefits to AAMI or its affiliates, as a result of the Reorganization, and (10) the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes.  The Board also noted any changes to the expense ratios of each of the Classes of the Acquiring Fund.  In this regard, the Board took into account management’s discussion of the Reorganization, including that the Reorganization was expected to eliminate certain overlap in emerging market products in the complex and also provide the potential for further economies of scale and the opportunity for additional growth in assets due to the greater marketability of a larger fund, as well as result in increased efficiencies with respect to portfolio management and fund administration.

The Reorganization is expected to occur on or about February 27, 2012, or on such other date as the officers of the Funds may determine (the “Closing Date”).  You do not need to take any action for the Reorganization to take effect.  As of the start of business on the business day following the Closing Date, each shareholder of the Acquired Fund will automatically become the owner of shares of the Acquiring Fund.  The Reorganization is expected to have no effect on the value of a shareholder’s investment in that the dollar value of the “new” shares will equal the dollar value of the “old” shares.

No fees will be imposed on shareholders as a result of the Reorganization.  AAMI will bear the expenses of the Reorganization.  It is anticipated that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the Reorganization.  The closing of the Reorganization is conditioned upon the Funds receiving an opinion of counsel to this effect.  Given the similarities of the Funds’ portfolios, AAMI does not currently expect to generate meaningful taxable gains as a result of, or in anticipation of, the Reorganization.  However, if it does, prior to the Closing Date, the Acquired Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income and net realized capital gains, if any, through the Closing Date.

Since the Funds have identical objectives and investment strategies, it is anticipated that there will be minimal portfolio trading/transaction costs in connection with the Reorganization.  Any such transactions would occur subsequent to the Reorganization and would be borne by the Acquiring Fund, which will include former shareholders of the Acquired Fund.

A shareholder who does not wish to become a shareholder of the Acquiring Fund may redeem shares of the Acquired Fund at any time prior to the Closing Date.

Comparison of the Funds

The Funds have identical investment objectives, strategies and policies, and therefore the Funds are subject to identical risks.  Further, the fundamental investment restrictions of both Funds are identical.  However, the Acquired Fund is subject to certain non-fundamental investment restrictions to which the Acquiring Fund is not subject.  The Funds are each series of the Trust, and therefore have the same Board, and AAMI serves as the investment adviser of each Fund.  Both Funds are also subadvised by the same subadvisers, Aberdeen Asset Management Asia Limited and Aberdeen Asset Management Investment Services Limited.  In addition, the portfolio managers of each Fund are the same.  The Funds also utilize all of the same service providers.  Additionally, procedures for the purchase, exchange, redemption and valuation of shares of each Fund are identical.

A copy of the summary prospectus for the Acquiring Fund will be sent to shareholders of the Acquired Fund after the Closing Date.  The summary prospectus, prospectus and Statement of Additional Information for each Fund are available at www.aberdeen-asset.us.

Fees and Expenses

Following the Reorganization, the Acquiring Fund is projected to have (i) a gross operating expense ratio for each class lower than that of the corresponding class of the Acquired Fund prior to the Reorganization, and (ii) a net operating expense ratio for each class lower than that of the corresponding class of the Acquired Fund prior to the Reorganization, after taking into account contractual fee waiver and expense reimbursement arrangements.  Although the expense ratios of each of the Institutional Class and Institutional Services Class of the Acquiring Fund are expected to slightly increase by 0.01% following the Reorganization, the Classes’ total expense ratios are expected to remain below the Acquiring Funds’ contractual expense limitation.

Currently, the Trust and AAMI have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Acquiring Fund at least through February 27, 2013.  This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative service fees and extraordinary expenses.  The current expense limit with respect to all Classes of the Acquired Fund is 1.42%.

The following tables compare the current fees and expenses of Class A, Class C and Class R of each Fund (in the case of the Acquired Fund, based on its most recent fiscal year, and in the case of the Acquiring Fund, based on anticipated fees and expenses for the current fiscal year since such classes are newly formed for purposes of affecting the Reorganization).  The tables also show the estimated fees and expenses for the Acquiring Fund on a pro forma basis after giving effect to the Reorganization.  Since the Acquired Fund does not currently offer Institutional Class and Institutional Service Class shares, comparison fee tables for such classes are not provided.  As stated above though, Institutional Class and Institutional Class Service shares of the Acquiring Fund will experience a slight increase in their respective expense ratios as a result of the Reorganization.

Class A Comparison

	Actual				Pro Forma
Shareholder Fees (fees paid directly from your investment)	Emerging Markets Fund (Class A)		Emerging Markets Institutional Fund (Class A)		Emerging Markets Institutional Fund (Class A)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		5.75%		5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None		None		None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.51%		0.25%		0.25%
Total Annual Fund Operating Expenses	1.81%		1.40%		1.40%
Less: Amount Waived	0.03	%(1)	0.00	%(2)	0.00	%(2)
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.78%		1.40%		1.40%

Class C Comparison

	Actual				Pro Forma
Shareholder Fees (fees paid directly from your investment)	Emerging Markets Fund (Class C)		Emerging Markets Institutional Fund (Class C)		Emerging Markets Institutional Fund (Class C)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%		1.00%		1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%
Other Expenses	0.40%		0.14%		0.14%
Total Annual Fund Operating Expenses	2.45%		2.04%		2.04%
Less: Amount Waived	0.03	%(1)	0.00	%(2)	0.00	%(2)
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	2.42%		2.04%		2.04%

Class R Comparison

	Actual				Pro Forma
Shareholder Fees (fees paid directly from your investment)	Emerging Markets Fund (Class R)		Emerging Markets Institutional Fund (Class R)		Emerging Markets Institutional Fund (Class R)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None		None		None
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanges) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.50%		0.50%		0.50%
Other Expenses	0.40%		0.14%		0.14%
Total Annual Fund Operating Expenses	1.95%		1.54%		1.54%
Less: Amount Waived	0.03	%(1)	0.00	%(2)	0.00	%(2)
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	1.92%		1.54%		1.54%

Note: The pro forma numbers shown in the tables are estimated in good faith and are hypothetical.

(1)          The Trust and AAMI have entered into a written contract limiting operating expenses to 1.42% for all Classes of the Emerging Markets Fund, at least through February 27, 2013. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.  This contract may not be terminated before February 27, 2013.

(2)          The Trust and AAMI have entered into a written contract limiting operating expenses to 1.10% for all Classes of the Fund at least through February 27, 2013.  This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse AAMI for management fees previously limited and/or for expenses previously paid by AAMI, provided, however, that any reimbursements must be paid at a date not more than three years after the date when AAMI limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.  This contract may not be terminated before February 27, 2013.

The examples below are intended to help you compare the cost of investing in each Fund with the cost of investing in the other Fund and in other mutual funds.

Assume you invest $10,000, a Fund returns 5% annually, expense ratios and expense limitations (if applicable) remain the same and you close your account at the end of each of the time periods shown.  Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

ASSUMING YOU REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class A
Emerging Markets Fund	$745	$1,109	$1,496	$2,578
Emerging Markets Institutional Fund	$709	$993	$1,297	$2,158
Pro Forma Emerging Markets Institutional Fund	$709	$993	$1,297	$2,158
Class C
Emerging Markets Fund	$348	$761	$1,303	$2,785
Emerging Markets Institutional Fund	$310	$640	$1,098	$2,369
Pro Forma Emerging Markets Institutional Fund	$310	$640	$1,098	$2,369
Class R
Emerging Markets Fund	$195	$609	$1,050	$2,273
Emerging Markets Institutional Fund	$157	$486	$839	$1,834
Pro Forma Emerging Markets Institutional Fund	$157	$486	$839	$1,834

ASSUMING YOU DO NOT REDEEM YOUR SHARES:

	1 Year	3 Years	5 Years	10 Years
Class C
Emerging Markets Fund	$245	$761	$1,303	$2,785
Emerging Markets Institutional Fund	$207	$640	$1,098	$2,369
Pro Forma Emerging Markets Institutional Fund	$207	$640	$1,098	$2,369

Note: The pro forma numbers shown in the examples are estimated in good faith and are hypothetical.

Performance

The bar charts and tables on the following pages can help you evaluate potential risks of each Fund.  The bar charts show you how each Fund’s annual total returns for the specified class have varied from year to year.  The returns in the bar chart do not reflect the impact of sales charges.  If the applicable sales charges were included, the annual returns would be lower than those shown.  The tables compare each Fund’s average annual total returns to the returns of a broad-based securities index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how a Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231 (in the case of the Emerging Markets Fund) or 888-380-7919 (in the case of the Emerging Markets Institutional Fund).

The returns presented for the Acquired Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the “Emerging Markets Predecessor Fund”). The Acquired Fund adopted the performance of the Emerging Markets Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Acquired Fund acquired all of the assets, subject to the liabilities, of the Emerging Markets Predecessor Fund. The Acquired Fund and the Emerging Markets Predecessor Fund have substantially similar investment objectives and strategies.  Returns of the Emerging Markets Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.  Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The returns presented for the Acquiring Fund prior to November 23, 2009 reflect the performance of a predecessor fund (the “Emerging Markets Institutional Predecessor Fund”).  The Acquiring Fund has adopted the performance of the Emerging Markets Institutional Predecessor Fund as the result of a reorganization in which the Acquiring Fund acquired all of the assets, subject to the liabilities, of the Emerging Markets Institutional Predecessor Fund.  The Acquiring Fund and the Emerging Markets Institutional Predecessor Fund have substantially similar investment objectives and strategies and are managed by the same team.

Emerging Markets Fund

Annual Total Returns — Class A Shares (Years Ended December 31)

Year-to-Date Return (September 30, 2011):   -16.28%

Best Quarter: 40.91% - 2nd quarter 2009

Worst Quarter: -31.24% - 3rd quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns
As of December 31, 2010

	1 Year	5 Years	10 Years
Class A shares - Before Taxes	20.09%	12.01%	15.86%
Class A shares - After Taxes on Distributions	19.79%	10.66%	14.85%
Class A shares - After Taxes on Distributions and Sale of Shares	13.03%	10.12%	14.07%
Class C shares - Before Taxes	25.63%	12.59%	15.93%
Class R shares - Before Taxes	27.04%	13.07%	16.15%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	19.20%	13.11%	16.23%

Emerging Markets Institutional Fund

Annual Total Returns — Institutional Class Shares
(Years Ended December 31)

Year-to-Date Return (September 30, 2011):   -15.65%

Best Quarter: 39.91% - 2nd quarter 2009

Worst Quarter: -22.69% - 4th quarter 2008

After-tax returns are shown in the following table for Institutional Class shares and will vary for other classes.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.  Your actual after-tax return depends on your personal tax situation and may differ from what is shown here.  After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns
As of December 31, 2010

	1 Year	Since Inception (Institutional Class: May 11, 2007; Institutional Service Class: November 23, 2009)
Institutional Class shares — Before Taxes	27.58%	13.68%
Institutional Class shares — After Taxes on Distributions	27.18%	12.95%
Institutional Class shares — After Taxes on Distributions and Sales of Shares	17.92%	11.45%
Institutional Service Class shares — Before Taxes	27.55%	26.16%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	19.20%	6.79%

THIS SUPPLEMENT IS DATED January 6, 2012

Please keep this supplement for future reference